Financial risk review	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Financial risk review
A.    Credit risk

i.    Credit quality analysis
The following tables set out information about the credit quality of financial assets measured at amortized cost, and debt instruments at FVOCI. Unless specifically indicated, for financial assets the amounts in the table represent the outstanding gross balances. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Explanation of the terms ‘Stage 1’, ‘Stage 2’ and ‘Stage 3’ is included in Note 3.4 (K).
Loans at amortized cost, outstanding balance

	December 31, 2023
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,893,562	—	—	2,893,562
Grades 5 - 6	0.75 - 3.80	3,680,969	237,878	—	3,918,847
Grades 7 - 8	3.81 - 34.51	303,445	69,606	—	373,051
Grades 9 - 10	34.52 - 100	—	—	10,107	10,107
		6,877,976	307,484	10,107	7,195,567
Loss allowance		(34,778)	(17,734)	(6,898)	(59,410)
Total		6,843,198	289,750	3,209	7,136,157

	December 31, 2022
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,864,686	—	—	2,864,686
Grades 5 - 6	0.75 - 3.80	3,645,901	50,625	—	3,696,526
Grades 7 - 8	3.81 - 34.51	123,603	48,098	20,000	191,701
Grades 9 - 10	34.52 - 100	—	—	10,107	10,107
		6,634,190	98,723	30,107	6,763,020
Loss allowance		(28,589)	(5,050)	(21,561)	(55,200)
Total		6,605,601	93,673	8,546	6,707,820
A.    Credit risk (continued)
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2023
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	457,901	—	—	457,901
Grades 5 - 6	0.75 - 3.80	416,786	24,996	—	441,782
Grades 7 - 8	3.81 - 34.51	160,473	3,550	—	164,023
		1,035,160	28,546	—	1,063,706

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	163,438	—	—	163,438
Grades 5 - 6	0.75 - 3.80	2,009	—	—	2,009
Grades 7 - 8	3.81 - 34.51	95,981	—	—	95,981
		261,428	—	—	261,428
		1,296,588	28,546	—	1,325,134
Loss allowance		(3,905)	(1,154)	—	(5,059)
Total		1,292,683	27,392	—	1,320,075

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	302,260	—	—	302,260
Grades 5 - 6	0.75 - 3.80	279,550	1,700	—	281,250
Grades 7 - 8	3.81 - 34.51	195,864	—	—	195,864
		777,674	1,700	—	779,374

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	34,258	—	—	34,258
Grades 5 - 6	0.75 - 3.80	19,782	—	—	19,782
Grades 7 - 8	3.81 - 34.51	109,305	—	—	109,305
		163,345	—	—	163,345
		941,019	1,700	—	942,719
Loss allowance		(3,605)	(23)	—	(3,628)
Total		937,414	1,677	—	939,091
A.    Credit risk (continued)
Securities at amortized cost

	December 31, 2023
	12-month DP Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	913,524	—	—	913,524
Grades 5 - 6	0.75 - 3.80	57,674	28,346	—	86,020
		971,198	28,346	—	999,544
Loss allowance		(1,230)	(402)	—	(1,632)
Total		969,968	27,944	—	997,912

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	736,139	—	—	736,139
Grades 5 - 6	0.75 - 3.80	154,248	46,589	—	200,837
Grades 7 - 8	3.81 - 34.51	—	—	4,995	4,995
		890,387	46,589	4,995	941,971
Loss allowance		(2,170)	(1,779)	(4,002)	(7,951)
Total		888,217	44,810	993	934,020
Securities at FVOCI

	December 31, 2023
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	11,824	—	—	11,824
		11,824	—	—	11,824
Loss allowance		(1)	—	—	(1)
Total		11,823	—	—	11,823

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	77,972	—	—	77,972
		77,972	—	—	77,972
Loss allowance		(10)	—	—	(10)
Total		77,962	—	—	77,962
A.    Credit risk (continued)
The following table presents information of the current and past due balances of loans at amortized cost in stages 1, 2 and 3:

	December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Current	6,873,737	311,723	—	7,185,460
Past due	—	—	10,107	10,107
Total	6,873,737	311,723	10,107	7,195,567

	December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Current	6,634,190	98,723	—	6,732,913
Defaulters	—	—	20,000	20,000
Past due	—	—	10,107	10,107
Total	6,634,190	98,723	30,107	6,763,020
The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2023
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	987,394	11,358	(790)
Cross-currency swaps	1,678,042	145,909	(39,823)
Total	2,665,436	157,267	(40,613)

	December 31, 2022
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	368,711	483	(544)
Cross-currency swaps	1,175,570	45,806	(33,217)
Foreign exchange forwards	189,173	21,870	—
Total	1,733,454	68,159	(33,761)
A.    Credit risk (continued)
ii.    Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are in place covering the acceptability and valuation of each type of collateral.
Derivatives and repurchase agreements
In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standard agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of pledged cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.
The International Swaps and Derivatives Association master agreement (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.
Such arrangements provide for single net settlement of all financial instruments covered only by the agreements in the event of default on any one contract. Master netting arrangements do not normally result in an offset of balance–sheet assets and liabilities unless certain conditions for offsetting are met.
Although master netting arrangements may significantly reduce credit risk, it should be noted that:
-    Credit risk is eliminated only to the extent that amounts due to the same counterparty will be settled after the assets are realized.
-    The extent to which overall credit risk is reduced may change substantially within a short period because the exposure is affected by each transaction subject to the arrangement.
Loans

The main types of collateral obtained for commercial lending are as follows:
-    Liens on real estate property, inventory and trade receivables.

The Bank also obtains guarantees from parent companies for loans to their subsidiaries. Management monitors the market value of collateral and will request additional collateral in accordance with the underlying agreement. It is the Bank’s policy to dispose of repossessed property in an orderly fashion. The proceeds are used to reduce or repay the outstanding claim. In general, the Bank does not occupy repossessed property or received in lieu of payment, for business use.
The Bank holds guarantees and other financial credit enhancements against certain exposures in the loan portfolio. As of December 31, 2023, and 2022, the coverage ratio to the carrying amount of the loan portfolio was 16% and 12%.
iii.    Incorporation of forward-looking information
The Bank incorporates information about forward-looking economic environment, when assessing whether the credit risk of a financial instrument has significantly increased since initial recognition applying customer and country risk rating models which include projections of the inputs under analysis.
A.    Credit risk (continued)
Supplementary, for the expected credit loss measurement, the results of the “alert model” can be considered, through the assessment of a severity indicator to total risk resulting from the estimates and assumptions of several macroeconomic factors. These estimates and assumptions are supported by a base scenario. Other scenarios represent upside and downside results. The implementation and interpretation of the outcomes of the alert model are based on Management´s expert judgment, pondering on suggestions of areas such as Credit Risk, Economic Studies and Loan Recovery of the Bank.
The external information could include economic data and projections published by governmental committees, monetary agencies (for example, the U.S. Federal Reserve and banking authorities from countries where the Bank operates), supranational organizations (International Monetary Fund, The World Bank, World Trade Organization), private sector, academic projections, credit rating agencies, among other.
Main macroeconomic variables of the alert model with forward-looking scenarios are:

Variables	Description
GDP Growth (Var. %)	% Variation in the growth of the Gross Domestic Product (GDP)

ComEx Growth Index (Var. %)	% Variation in foreign trade growth (Export + Import)
The model uses, as main inputs, the percentage variation of the gross domestic product and the percentage of the foreign trade growth index. The main movements and changes in the variables are analyzed, in general and in particular for each country in the region. The historical and projected information over a period of five years allows Management to estimate the macroeconomic effects in the Bank's portfolio.
A.    Credit risk (continued)
The table below lists the alert model's macroeconomic assumptions for countries representing the higher exposures, for the base, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
	Scenario	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
	Base	2.1%	1.9%	2.5%	7.1%
Brazil	Upside	3.1%	2.9%	6.0%	10.6%
	Downside	0.7%	0.5%	-1.5%	3.1%
	Base	1.8%	1.7%	1.4%	3.1%
Chile	Upside	2.9%	2.8%	4.9%	6.6%
	Downside	0.6%	0.5%	-2.6%	-0.9%
	Base	2.4%	3.6%	0.2%	8.4%
Colombia	Upside	3.5%	4.7%	3.2%	11.4%
	Downside	1.1%	2.3%	-3.3%	4.9%
	Base	4.2%	4.8%	3.6%	5.8%
Dominican Republic	Upside	5.4%	6.0%	7.1%	9.3%
	Downside	2.9%	3.5%	-0.4%	1.8%
	Base	1.8%	2.6%	0.2%	5.7%
Ecuador	Upside	2.8%	3.6%	3.2%	8.7%
	Downside	0.3%	1.1%	-3.3%	2.2%
	Base	3.4%	3.5%	4.7%	5.8%
Guatemala	Upside	4.4%	4.5%	7.7%	8.8%
	Downside	2.2%	2.3%	1.2%	2.3%
	Base	2.4%	1.9%	4.9%	6.4%
Mexico	Upside	3.4%	2.9%	8.9%	10.4%
	Downside	1.2%	0.7%	0.4%	1.9%
	Base	2.3%	2.9%	2.7%	4.9%
Peru	Upside	3.3%	3.9%	6.2%	8.4%
	Downside	1.1%	1.7%	-1.3%	0.9%
iv.    Loss allowances
The following tables show reconciliations from the opening to the closing balances of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy in Note 3.4 (K).
A.    Credit risk (continued)
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	28,589	5,050	21,561	55,200
Transfer to lifetime expected credit losses	(752)	752	—	—
Net effect of changes in allowance for expected credit losses	(2,363)	11,195	6,481	15,313
Financial instruments that have been derecognized during the year	(17,950)	(879)	—	(18,829)
New instruments originated or purchased	27,254	1,616	—	28,870
Write-offs	—	—	(21,144)	(21,144)
Allowance for expected credit losses as of December 31, 2023	34,778	17,734	6,898	59,410

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476
Transfer to lifetime expected credit losses	(29)	29	—	—
Transfer to 12-month expected credit losses	176	(176)	—	—
Transfer to credit-impaired financial instruments	(130)	—	130	—
Net effect of changes in allowance for expected credit losses	(1,718)	(10,146)	16,072	4,208
Financial instruments that have been derecognized during the year	(12,385)	(832)	—	(13,217)
New instruments originated or purchased	22,560	—	—	22,560
Write-offs	—	—	(893)	(893)
Recoveries	—	—	1,066	1,066
Allowance for expected credit losses as of December 31, 2022	28,589	5,050	21,561	55,200
A.    Credit risk (continued)
Loan commitments, financial guarantee contracts and customers’ liabilities under acceptances
The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s Management is estimate of expected credit losses of customers’ liabilities under acceptances and contingent liabilities such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	3,605	23	—	3,628
Transfer to lifetime expected credit losses	(24)	24	—	—
Transfer to 12-month expected credit losses	22	(22)	—	—
Net effect of changes in reserve for expected credit losses	(58)	21	—	(37)
Financial instruments that have been derecognized during the year	(2,824)	—	—	(2,824)
New instruments originated or purchased	3,184	1,108	—	4,292
Allowance for expected credit losses as of December 31, 2023	3,905	1,154	—	5,059

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803
Transfer to 12-month expected credit losses	133	(133)	—	—
Net effect of changes in reserve for expected credit losses	(160)	(39)	—	(199)
Financial instruments that have been derecognized during the year	(2,981)	(136)	—	(3,117)
New instruments originated or purchased	3,141	—	—	3,141
Allowance for expected credit losses as of December 31, 2022	3,605	23	—	3,628
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	2,170	1,779	4,002	7,951
Transfer to lifetime expected credit losses	(46)	46	—	—
Net effect of changes in allowance for expected credit losses	(58)	547	1,252	1,741
Financial instruments that have been derecognized during the year	(1,074)	(218)	—	(1,292)
New financial assets originated or purchased	238	—	—	238
Writte-offs	—	(1,752)	(5,254)	(7,006)
Allowance for expected credit losses as of December 31, 2023	1,230	402	—	1,632
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
Transfer to lifetime expected credit losses	(46)	46	—	—
Transfer to credit-impaired financial instruments	(33)	—	33	—
Net effect of changes in allowance for expected credit losses	(13)	941	3,969	4,897
Financial instruments that have been derecognized during the year	(420)	—	—	(420)
New financial assets originated or purchased	892	792	—	1,684
Allowance for expected credit losses as of December 31, 2022	2,170	1,779	4,002	7,951

Securities at FVOCI

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	10	—	—	10
Financial instruments that have been derecognized during the year	(11)	—	—	(11)
New financial assets originated or purchased	2	—	—	2
Allowance for expected credit losses as of December 31, 2023	1	—	—	1

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
Financial instruments that have been derecognized during the year	(16)	—	—	(16)
Allowance for expected credit losses as of December 31, 2022	10	—	—	10
The following table provides a reconciliation between:
-    Amounts shown in the previous tables reconciling opening and closing balances of loss allowance per class of financial instrument; and
-    The (reversal) provision for credit losses’ line item in the consolidated statement of profit or loss.
A.    Credit risk (continued)

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2023			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	15,313	(37)	1,741	—	17,017
Financial instruments that have been derecognized during the year	(18,829)	(2,824)	(1,292)	(11)	(22,956)
New financial assets originated or purchased	28,870	4,292	238	2	33,402
Total	25,354	1,431	687	(9)	27,463

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2022			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	4,208	(199)	4,897	—	8,906
Financial instruments that have been derecognized during the year	(13,217)	(3,117)	(420)	(16)	(16,770)
New financial assets originated or purchased	22,560	3,141	1,684	—	27,385
Total	13,551	(175)	6,161	(16)	19,521

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2021			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	(2,477)	(54)	(20)	—	(2,551)
Financial instruments that have been derecognized during the year	(14,715)	(1,948)	(193)	(17)	(16,873)
New financial assets originated or purchased	17,343	2,901	1,508	—	21,752
Total	151	899	1,295	(17)	2,328
A.    Credit risk (continued)
v.Credit-impaired financial assets
Financial instruments with credit-impaired are graded 8 to 10 in the Bank’s internal credit risk grading system.
The following table sets out a reconciliation of changes in the carrying amount of the allowance for credit losses for credit-impaired financial assets:

	December 31,
	2023	2022
Credit-impaired loans at beginning of year	21,561	5,186
Classified as credit-impaired during the year	—	130
Change in allowance for expected credit losses	6,181	14,606
Write-offs	(21,144)	(893)
Recoveries of amounts previously written off	—	1,066
Interest income	300	1,466
Credit-impaired loans at end of year	6,898	21,561

	December 31,
	2023	2022
Investments at amortized cost with credit impairment at beginning of year	4,002	—
Classified as credit-impaired during the year	—	33
Change in allowance for expected credit losses	1,249	3,717
Interest income	3	252
Write-offs	(5,254)	—
Investments at amortized cost with credit impairment at end of year	—	4,002
A.    Credit risk (continued)
vi.Concentrations of credit risk
The Bank monitors concentrations of credit risk by sector, industry and country. An analysis of concentrations of credit risk from loans, loan commitments, financial guarantees and securities is as follows.
Concentration by sector and industry

	Loans at amortized cost		Loan commitments and financial guarantee contracts		Securities
					At amortized cost		FVOCI
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Carrying amount - principal	7,195,567	6,763,020	261,428	163,345	999,544	941,971	11,824	77,972
Amount committed/guaranteed	—	—	1,063,706	779,374	—	—	—	—

Concentration by sector
Corporations:
Private	3,192,357	2,553,193	727,379	409,139	582,877	543,381	—	24,773
State-owned	1,204,471	1,115,932	115,542	110,468	20,619	51,388	—	—
Financial institutions:
Private	2,248,150	2,245,385	97,381	120,614	311,870	250,975	—	—
State-owned	464,917	719,882	384,832	302,498	35,149	31,902	11,824	53,199
Sovereign	85,672	128,628	—	—	49,029	64,325	—	—
Total	7,195,567	6,763,020	1,325,134	942,719	999,544	941,971	11,824	77,972

Concentration by industry
Financial institutions	2,713,067	2,965,266	482,213	423,112	351,463	282,878	11,824	53,199
Manufacturing	1,702,514	1,341,453	464,433	293,659	346,140	339,914	—	14,898
Oil and petroleum derived products	1,330,526	1,244,491	106,518	104,426	95,144	77,553	—	9,875
Agricultural	239,498	317,037	22,546	3,854	—	—	—	—
Services	465,113	267,868	108,632	55,430	84,840	64,412	—	—
Mining	328,415	150,707	26,329	—	9,690	24,381	—	—
Sovereign	85,672	128,628	—	—	49,029	64,325	—	—
Other	330,762	347,570	114,463	62,238	63,238	88,508	—	—
Total	7,195,567	6,763,020	1,325,134	942,719	999,544	941,971	11,824	77,972
A.    Credit risk (continued)
Risk rating and concentration by country

	Loans at amortized cost		Loan commitments and financial guarantee contracts		Securities
					At amortized cost		FVOCI
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Carrying amount - principal	7,195,567	6,763,020	261,428	163,345	999,544	941,971	11,824	77,972
Amount committed/guaranteed	—	—	1,063,706	779,374	—	—	—	—

Rating
1-4	2,893,562	2,864,685	621,339	336,519	913,524	736,139	11,824	77,972
5-6	3,918,848	3,696,527	443,791	301,031	86,020	200,837	—	—
7-8	373,050	191,701	260,004	305,169	—	4,995	—	—
10	10,107	10,107	—	—	—	—	—	—
Total	7,195,567	6,763,020	1,325,134	942,719	999,544	941,971	11,824	77,972

Concentration by country
Argentina	52,264	55,598	—	—	—	—	—	—
Australia	—	—	—	—	4,803	9,628	—	—
Belgium	14,223	25,362	—	—	—	—	—	—
Bolivia	—	—	4,270	3,759	—	—	—	—
Brazil	1,008,633	980,205	83,932	54,907	31,009	69,501	—	—
Canada	22,599	—	24,996	—	38,508	13,503	—	—
Chile	454,885	416,714	16,423	44,846	79,495	112,586	—	—
Colombia	938,897	702,409	67,545	54,333	23,837	54,484	—	—
Korea	—	—	—	—	1,839	—	—	—
Costa Rica	284,709	260,625	51,895	56,718	7,988	9,926	—	—
Denmark	—	—	—	11,880	—	—	—	—
Dominican Republic	637,199	579,918	157,986	27,534	4,705	4,828	—	—
Ecuador	190,628	110,466	259,597	305,168	—	—	—	—
El Salvador	82,500	30,032	—	—	—	—	—	—
France	27,454	126,929	96,249	66,906	—	—	—	—
Germany	—	—	15,000	10,000	14,750	—	—	—
Guatemala	704,012	745,837	100,227	67,456	—	—	—	—
Honduras	221,672	176,270	975	3,615	—	—	—	—
Hong Kong	15,000	2,800	—	—	—	—	—	—
Ireland	—	—	—	—	14,976	9,579	—	—
Israel	—	—	—	—	4,788	4,880	—	—
Italy	—	—	—	—	14,660	—	—	—
Jamaica	101,858	14,083	—	—	—	—	—	—
Japan	12,037	14,712	—	—	38,548	4,353	—	—
Luxembourg	89,833	114,557	—	—	—	—	—	—
Mexico	838,495	823,028	83,561	69,080	62,229	100,870	—	—
Netherlands	—	—	800	—	—	—	—	—
Norway	—	—	—	—	9,838	—	—	—
Panama	374,364	533,452	29,301	19,240	33,977	29,065	—	—
Paraguay	186,426	151,287	230	3,430	—	—	—	—
Peru	536,236	478,998	223,460	114,941	30,635	60,575	—	—
Singapore	145,807	152,208	7,057	24,333	—	—	—	—
Trinidad and Tobago	132,783	128,846	—	—	—	—	—	—
United States of America	74,139	53,463	—	3,349	539,727	458,193	—	43,464
United Kingdom	37,314	51,221	—	—	43,232	—	—	—
Uruguay	11,600	34,000	101,630	1,224	—	—	—	—
Multilateral	—	—	—	—	—	—	11,824	34,508
Total	7,195,567	6,763,020	1,325,134	942,719	999,544	941,971	11,824	77,972
A.    Credit risk (continued)
vii.Offsetting financial assets and liabilities
The following tables include financial assets and liabilities that are offset in the consolidated financial statement or subject to an enforceable master netting arrangement:
a)Derivative financial instruments – assets

	December 31, 2023
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	157,267	—	157,267	—	(152,111)	5,156
Total	157,267	—	157,267	—	(152,111)	5,156

	December 31, 2022
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	68,159	—	68,159	—	(50,615)	17,544
Total	68,159	—	68,159	—	(50,615)	17,544
A.    Credit risk (continued)
b)Securities sold under repurchase agreements and derivative financial instruments – liabilities

	December 31, 2023
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements at amortized cost	(310,197)	—	(310,197)	342,271	8,087	40,161

Derivative financial instruments used for hedging at FVTPL	(40,613)	—	(40,613)	—	34,297	(6,316)
Total	(350,810)	—	(350,810)	342,271	42,384	33,845

	December 31, 2022
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements at amortized cost	(300,498)	—	(300,498)	791,956	22,947	514,405

Derivative financial instruments used for hedging at FVTPL	(33,761)	—	(33,761)	—	17,702	(16,059)
Total	(334,259)	—	(334,259)	791,956	40,649	498,346
Liquidity risk (continued)
The following table details the Bank’s liquidity ratios:

	December 31,
	2023	2022
At the end of the year	205.8%	167.5%
Year average	177.2%	132.6%
Maximum of the year	357.0%	276.9%
Minimun of the year	111.5%	81.2%
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2023			December 31, 2022
(in millions of USD dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United States of America	1,904	—	1,904	1,151	43	1,194
Latin America	7	—	7	15	—	15
Other countries	1	—	1	—	—	—
Multilateral	75	12	87	25	35	60
Total	1,987	12	1,999	1,191	78	1,269
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31,
	2023	2022
(in millions of USD dollars)
Demand and "overnight" deposits	748	583
Demand and "overnight" deposits to total deposits	17.0%	18.3%
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

	December 31,
(in millions of USD dollars)	2023	2022
Total liquid assets	1,999	1,269
Total assets to total liabilities	45.4%	39.8%
Total liquid assets in the Federal Reserve of the United States of America	94.3%	90.2%
B.    Liquidity risk (continued)
Even though the average term of the Bank’s assets exceeds the average term of its liabilities, the associated liquidity risk is diminished by the short-term nature of a material portion of the loan portfolio, since the Bank is primarily engaged in financing foreign trade.
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term along with its average remaining term:

	December 31,
(in millions of USD dollars)	2023	2022
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	4,087	4,008
Average term (days)	197	200
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms along with their average remaining term:

	December 31,
(in millions of USD dollars)	2023	2022
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	4,119	3,775
Average term (days)	1381	1367
B.    Liquidity risk (continued)
ii.    Maturity analysis for financial liabilities and financial assets
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2023
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	2,048,021	—	—	—	—	2,048,021	2,047,452
Securities	10,992	89,836	110,816	886,944	32,117	1,130,705	1,022,131
Loans	1,935,474	1,775,280	1,524,298	2,580,310	243,491	8,058,853	7,220,520
Derivative financial instruments - assets	2,510	5,783	54,983	90,516	3,473	157,265	157,267
Total	3,996,997	1,870,899	1,690,097	3,557,770	279,081	11,394,844	10,447,370

Liabilities
Deposits	(3,270,253)	(536,751)	(606,002)	(90,194)	—	(4,503,200)	(4,451,025)
Securities sold under repurchase agreements	(317,951)	—	—	—	—	(317,951)	(310,197)
Borrowings and debt	(856,466)	(746,314)	(989,680)	(2,167,620)	(59,762)	(4,819,842)	(4,401,205)
Lease liabilities	(284)	(286)	(572)	(4,728)	(10,837)	(16,707)	(16,707)
Derivative financial instruments - liabilities	(17,188)	(1,994)	(7,849)	(11,661)	(2,034)	(40,726)	(40,613)
Total	(4,462,142)	(1,285,345)	(1,604,103)	(2,274,203)	(72,633)	(9,698,426)	(9,219,747)

Subtotal net position	(465,145)	585,554	85,994	1,283,567	206,448	1,696,418	1,227,623

Off-balance sheet contingencies
Confirmed letters of credit	264,603	64,100	345	16,560	—	345,608
Stand-by letters of credit and guarantees	196,775	79,659	199,192	15,000	—	490,626
Credit commitments	20,000	39,497	37,545	130,430	—	227,472
Total	481,378	183,256	237,082	161,990	—	1,063,706
Total net position	(946,523)	402,298	(151,088)	1,121,577	206,448	632,712
B.    Liquidity risk (continued)

	December 31, 2022
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,241,779	—	—	—	—	1,241,779	1,241,586
Securities	129,983	105,789	98,345	744,996	10,293	1,089,406	1,023,632
Loans	2,294,259	1,478,494	1,223,661	2,244,454	158,967	7,399,835	6,760,434
Derivative financial instruments - assets	4,216	10,831	14,015	39,097	—	68,159	68,159
Total	3,670,237	1,595,114	1,336,021	3,028,547	169,260	9,799,179	9,093,811

Liabilities
Deposits	(2,770,754)	(256,989)	(161,889)	(39,805)	—	(3,229,437)	(3,205,386)
Securities sold under repurchase agreements	(53,418)	(64,513)	(55,144)	(138,286)	—	(311,361)	(300,498)
Borrowings and debt	(776,584)	(895,531)	(934,288)	(2,212,704)	(41,523)	(4,860,630)	(4,464,389)
Lease liabilities	(384)	(384)	(738)	(5,769)	(13,771)	(21,046)	(16,745)
Derivative financial instruments - liabilities	(3,702)	(764)	(63)	(26,882)	(2,350)	(33,761)	(33,761)
Total	(3,604,842)	(1,218,181)	(1,152,122)	(2,423,446)	(57,644)	(8,456,235)	(8,020,779)

Subtotal net position	65,395	376,933	183,899	605,101	111,616	1,342,944	1,073,032

Off-balance sheet contingencies
Confirmed letters of credit	166,367	117,398	21,024	—	—	304,789
Stand-by letters of credit and guarantees	132,353	117,750	92,750	8,772	—	351,625
Credit commitments	—	13,102	32,906	76,952	—	122,960
Total	298,720	248,250	146,680	85,724	—	779,374
Total net position	(233,325)	128,683	37,219	519,377	111,616	563,570
The amounts in the tables above have been compiled as follows:

Type of financial instrument	Basis on which amounts are compiled
Financial assets and liabilities	Undiscounted cash flows, which include estimated interest payments.

Issued financial guarantee contracts, and loan commitments	Earliest possible contractual maturity. For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Derivative financial assets and financial liabilities	Contractual undiscounted cash flows. The amounts shown are the gross notional inflows and outflows for derivatives that simultaneously settle gross or net amounts.
B.    Liquidity risk (continued)
Future undiscounted cash flow presented in the table above on some financial assets and financial liabilities vary materially from contractual cash flows. The principal difference is that the undiscounted future cash flows of floating rate assets and liabilities are calculated using projected market rates.
iii. Liquidity reserves
As part of the management of liquidity risk arising from financial liabilities, the Bank holds liquid assets comprising cash and cash equivalents.
The following table sets out the components of the Banks’s liquidity reserves:

	December 31, 2023		December 31, 2022
	Amount	Fair value	Amount	Fair value
Balances with Federal Reserve of the United States of America	1,884,204	1,884,204	1,144,896	1,144,896
Cash and due from banks (1)	102,864	102,864	46,040	46,040
Total	1,987,068	1,987,068	1,190,936	1,190,936
(1)Excludes pledged deposits.
iv.    Financial assets available to support future funding
The following table sets out the Bank’s financial assets available to support future funding:

	December 31, 2023		December 31, 2022
	Pledged as collateral	Available as collateral	Pledged as collateral	Available as collateral
Cash and due from banks	60,384	1,987,066	50,650	1,190,936
Notional of investment securities	400,825	619,533	331,571	672,042
Loans at amortized cost	—	7,195,567	—	6,763,020
Total	461,209	9,802,166	382,221	8,625,998

The total financial assets recognized in the statement of financial position that had been pledged as collateral for liabilities as of December 31, 2023, and 2022, are shown in the table above. The nature of those financial assets is included in Note 5.A.ii
C.    Market risk
The Bank manages market risk by considering the consolidated financial situation of the Bank. For the definition of market risk and information on how the Bank manages the market risks of non-trading portfolios, see Note 6.
i.    Interest rate risk
The table below details the Bank's exposure based on interest rate repricing/maturity date for the notional amount of the interest bearing financial assets and liabilities on interest-bearing financial assets and liabilities:

	December 31, 2023
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	2,044,103	—	—	—	—	3,349	2,047,452
Securities	14,169	60,256	82,951	824,836	29,156	—	1,011,368
Loans	4,292,324	1,699,301	915,143	280,005	8,794	—	7,195,567
Total	6,350,596	1,759,557	998,094	1,104,841	37,950	3,349	10,254,387

Liabilities
Demand deposits and time deposits	(3,553,774)	(442,338)	(342,686)	(59,029)	—	(10,322)	(4,408,149)
Securities sold under repurchase agreements	(310,197)	—	—	—	—	—	(310,197)
Borrowings and debt	(2,653,379)	(381,795)	(483,731)	(818,947)	(14,136)	—	(4,351,988)
Total	(6,517,350)	(824,133)	(826,417)	(877,976)	(14,136)	(10,322)	(9,070,334)

Net effect of derivative financial instruments held for interest risk management	(3,485)	3,790	47,134	78,855	1,439	—	127,733
Total interest rate sensitivity	(170,239)	939,214	218,811	305,720	25,253	(6,973)	1,311,786
C.    Market risk (continued)

	December 31, 2022
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	1,233,700	—	—	—	—	7,886	1,241,586
Securities	112,736	114,815	82,666	701,749	7,977	—	1,019,943
Loans	2,956,268	2,531,067	1,007,343	240,949	27,393	—	6,763,020
Total	4,302,704	2,645,882	1,090,009	942,698	35,370	7,886	9,024,549

Liabilities
Demand deposits and time deposits	(2,746,776)	(250,299)	(153,862)	(35,082)	—	(4,697)	(3,190,716)
Securities sold under repurchase agreements	(52,164)	(62,968)	(53,740)	(131,626)	—	—	(300,498)
Borrowings and debt	(1,354,457)	(953,503)	(1,083,543)	(999,151)	(25,857)	—	(4,416,511)
Total	(4,153,397)	(1,266,770)	(1,291,145)	(1,165,859)	(25,857)	(4,697)	(7,907,725)

Net effect of derivative financial instruments held for interest risk management	476	41	2,145	12,215	(2,350)	—	12,527
Total interest rate sensitivity	149,783	1,379,153	(198,991)	(210,946)	7,163	3,189	1,129,351
Management of interest rate risk is complemented by monitoring the sensitivity of the Bank’s financial assets and liabilities to various standard interest rate scenarios. Standard scenarios that are considered on a monthly basis include a 50bps, 100bps and 200 bps parallel fall or rise in all yield curves which are assessed based on market conditions.
The Bank performs a sensitivity analysis to the most likely increase or decrease in market interest rates at the reporting date, assuming no asymmetric movements in yield curves and a constant financial position to assess the effect on profit or loss.
Interest rate sensitivity analysis affect reported equity in the following ways:
-    Retained earnings: increases or decreases in net interest income and in fair values of derivatives reported in profit or loss;
-    Fair value reserve: increases or decreases in fair values of financial assets at FVOCI reported directly in equity; and
-    Hedging reserve: increases or decreases in fair values of hedging instruments designated in qualifying cash flow hedge relationships.
This sensitivity provides an analysis of changes in interest rates, considering the previous year´s interest rate volatility.
C.    Market risk (continued)
Additionally, the Bank measures the sensitivity of the equity value (EVE) following the methodology described by the Basel Committee on Banking Supervision, which measures the interest rate risk embedded in the equity value, which for interest rate risk purposes is defined as the difference between the net present value of assets less the net present value of liabilities due, based on the impact of a change in interest rates on such present values.
The following table presents the sensitivity analysis performed for the Bank:

	Change in interest rate	Effect on profit or loss	Effect on equity	Effect on equity value (EVE)
December 31, 2023	+50 bps	1,669	3,881	(9,047)
	-50 bps	(1,786)	(2,861)	9,199

December 31, 2022	+50 bps	4,559	2,904	676
	-50 bps	(4,629)	(1,808)	(206)
ii.    Foreign exchange risk
The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, except for hedging relationships.

	December 31, 2023
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies(1)	Total
Exchange rate	4.85	1.10	141.00	3,875.97	16.98
Assets
Cash and due from banks	10	387	45	35	1,314	14	1,805
Loans	—	30,360	—	—	304,529	—	334,889
Total	10	30,747	45	35	305,843	14	336,694

Liabilities
Borrowings and debt	—	(30,360)	—	—	(305,631)	—	(335,991)
Total	—	(30,360)	—	—	(305,631)	—	(335,991)

Net currency position	10	387	45	35	212	14	703
C.    Market risk (continued)

	December 31, 2022
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies(1)	Total
Exchange rate	5.29	1.07	130.96	4,854.37	19.50
Assets
Cash and due from banks	26	53	4	9	5,439	38	5,569
Loans	—	—	—	—	301,765	—	301,765
Total	26	53	4	9	307,204	38	307,334

Liabilities
Borrowings and debt	—	—	—	—	(306,603)	—	(306,603)
Total	—	—	—	—	(306,603)	—	(306,603)

Net currency position	26	53	4	9	601	38	731
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound and Peruvian soles.